UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE

68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

402-493-3313

Date of fiscal year end:

4/30

Date of reporting period:   1/31/10

Item 1.  Schedule of Investments.

AdvisorOne Funds - Amerigo Fund
Schedule of Investments
January 31, 2010 (Unaudited)
	Shares	Value
Common Stocks - 2.60%
Diversified Companies - 2.60%
Berkshire Hathaway, Inc. - Class A*	82	$ 9,397,200
Berkshire Hathaway, Inc. - Class B*	76,000	5,808,680
Total Common Stocks (cost $15,806,618)		15,205,880

Equity Funds - 94.85%
Emerging Markets - 19.17%
iShares FTSE/Xinhua China 25 Index Fund	60,000	2,301,600
iShares MSCI Brazil Index Fund	245,000	15,846,600
iShares MSCI Emerging Markets Index Fund	810,000	30,990,600
iShares MSCI Taiwan Index Fund	270,000	3,258,900
iShares S&P Asia 50 Index Fund	50,000	1,870,500
iShares S&P Latin America 40 Index Fund	770,000	32,817,400
SPDR S&P BRIC 40 ETF	165,000	3,760,367
SPDR S&P China ETF	60,000	3,939,600
SPDR S&P Emerging Asia Pacific ETF	85,000	5,819,100
Vanguard Emerging Markets ETF	300,000	11,484,000
		112,088,667
International Equity - 4.39%
iShares MSCI Canada Index Fund	415,000	10,142,600
iShares MSCI Germany Index Fund	50,000	1,017,000
iShares MSCI Hong Kong Index Fund	195,000	2,852,850
iShares MSCI Pacific ex-Japan Index Fund	145,000	5,536,100
Vanguard FTSE All-World ex-US ETF	100,000	4,107,000
Vanguard Pacific ETF	40,000	2,014,800
		25,670,350
Large Cap Blend - 22.73%
iShares S&P 500 Index Fund	480,000	51,763,200
Rydex Russell Top 50 ETF	50,000	4,029,000
SPDR S&P 500 ETF	480,000	51,537,600
Vanguard Large Cap ETF	300,000	14,676,000
Vanguard Total Stock Market ETF	200,000	10,872,000
		132,877,800
Large Cap Growth - 16.67%
iShares Russell 1000 Growth Index Fund	1,125,000	53,561,250
Powershares QQQ	1,025,000	43,859,750
		97,421,000
Large Cap Value - 4.04%
DIAMOND Trust, Series I	150,000	15,082,500
iShares Russell 1000 Value Index Fund	50,000	2,788,500
Vanguard Dividend Appreciation ETF	50,000	2,289,000
Vanguard Value ETF	75,000	3,493,500
		23,653,500
Mid Cap Blend - 11.12%
iShares Russell Midcap Index Fund	275,000	21,928,500
Vanguard Extended Market ETF	250,000	10,407,500
Vanguard Mid-Cap ETF	565,000	32,662,650
		64,998,650
Mid Cap Growth - 5.21%
iShares Russell Midcap Growth Index Fund	700,000	30,471,000

Small Cap Blend - 5.44%
iShares Russell 2000 Index Fund	275,000	16,552,250
Vanguard Small Cap ETF	275,000	15,240,500
		31,792,750
Specialty - 6.08%
iShares S&P Global Energy Sector Index Fund	40,000	1,336,400
iShares S&P Global Industrials Sector Index Fund	40,000	1,736,000
iShares S&P Global Materials Sector Index Fund	30,000	1,680,000
Market Vectors-Coal ETF	25,000	821,249
SPDR Health Care Select Sector Fund	170,000	5,319,300
SPDR Industrial Select Sector Fund	100,000	2,734,000
SPDR KBW Capital Markets ETF	40,000	1,386,400
SPDR S&P Biotech ETF	160,000	8,844,800
SPDR Technology Select Sector Fund	440,000	9,209,200
Vanguard Materials ETF	40,000	2,491,600
		35,558,949

Total Equity Funds (cost $563,923,015)		554,532,666

Money Market Funds - 2.73%
Goldman Sachs Prime Obligation Fund	15,965,608	15,965,608
Total Money Market Funds (cost $15,965,608)		15,965,608

Total Investments (cost $595,695,241) (a) - 100.18%		$ 585,704,154
Liabilities In Excess of Other Assets - (0.18)%		(1,128,542)
NET ASSETS - 100.00%		$ 584,575,612

*Non-income producing security

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
DJ - Dow Jones
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 32,890,126
	Unrealized depreciation:	(42,881,213)
	Net unrealized depreciation:	$ (9,991,087)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2010 for the Fund’s assets and liabilities measured at fair value:

The Fund did not hold any Level 3 securities during the period.

AdvisorOne Funds - Clermont Fund
Schedule of Investments
January 31, 2010 (Unaudited)
	Shares	Value
Common Stocks - 1.72%
Diversified Companies - 1.72%
Berkshire Hathaway, Inc. - Class A *	21	$ 2,406,600
Berkshire Hathaway, Inc. - Class B *	10,500	802,515
Total Common Stocks (cost $3,541,013)		3,209,115

Bond Funds - 44.84%
iShares 10+ Year Credit Bond Fund	1,000	51,260
iShares Barclays 1-3 Year Credit Bond Fund	1,000	104,570
iShares Barclays 3-7 Year Treasury Bond Fund	2,000	224,080
iShares Barclays 7-10 Year Treasury Bond Fund	2,000	181,400
iShares Barclays Aggregate Bond Fund	45,000	4,709,250
iShares Barclays Credit Bond Fund	240,000	24,628,800
iShares Barclays Intermediate Credit Bond Fund	1,000	104,290
iShares iBoxx $ High Yield Corporate Bond Fund	135,000	11,639,700
iShares iBoxx $ Investment Grade Corporate Bond Fund	140,000	14,763,000
PIMCO Enhanced Short Maturity Strategy Fund	1,000	100,250
SPDR Barclays Capital High Yield Bond ETF	176,000	6,842,880
SPDR Barclays Capital Intermediate Term Credit Bond ETF	1,000	32,210
SPDR Barclays Capital Long Term Credit Bond ETF	1,000	35,608
SPDR Barclays Capital Short Term Corporate Bond ETF	1,000	30,070
Vanguard Intermediate Term Bond ETF	5,000	403,500
Vanguard Intermediate-Term Corporate Bond ETF	1,000	75,960
Vanguard Long-Term Corporate Bond ETF	1,000	74,400
Vanguard Short Term Bond ETF	70,000	5,623,800
Vanguard Short-Term Corporate Bond ETF	1,000	76,020
Vanguard Total Bond Market ETF	175,000	13,928,250
Total Bond Funds (cost $80,585,702)		83,629,298

Equity Funds - 44.42%
Commodity Funds - 0.74%
iShares S&P GSCI Commodity Indexed Trust *	5,000	146,200
PowerShares DB Agriculture Fund *	5,000	126,500
PowerShares DB Base Metals Fund *	5,000	99,000
PowerShares DB Commodity Index Tracking Fund *	5,000	113,450
PowerShares DB Gold Fund *	10,000	387,400
PowerShares DB Precious Metals Fund *	10,000	369,600
PowerShares DB Silver Fund *	5,000	143,950
		1,386,100
Emerging Markets - 7.13%
iShares MSCI Emerging Markets Index Fund	85,000	3,252,100
iShares S&P Asia 50 Index Fund	10,000	374,100
iShares S&P Latin America 40 Index Fund	85,000	3,622,700
SPDR S&P Emerging Asia Pacific ETF	10,000	684,600
Vanguard Emerging Markets ETF	140,000	5,359,200
		13,292,700
International Equity - 2.84%
iShares MSCI Canada Index Fund	25,000	611,000
iShares MSCI Hong Kong Index Fund	30,000	438,900
Vanguard FTSE All-World ex-US ETF	70,000	2,874,900
Vanguard Pacific ETF	15,000	755,550
Vanguard Total World Stock Index Fund	15,000	613,350
		5,293,700
Large Cap Blend - 14.98%
iShares S&P 500 Index Fund	83,000	8,950,720
Rydex Russell Top 50 ETF	10,000	805,800
SPDR S&P 500 ETF	130,000	13,958,100
Vanguard Large-Cap ETF	74,000	3,620,080
Vanguard Mega Cap 300 ETF	16,000	594,240
		27,928,940
Large Cap Growth - 5.54%
iShares Russell 1000 Growth Index Fund	100,000	4,761,000
iShares S&P 500 Growth Index Fund	200	11,000
Powershares QQQ	115,000	4,920,850
Vanguard Mega Cap 300 Growth ETF	16,000	639,264
		10,332,114
Large Cap Value - 2.82%
Diamonds Trust Series I	31,000	3,117,050
iShares S&P 500 Value Index Fund	200	10,378
Vanguard Mega Cap 300 Value ETF	16,000	548,960
Vanguard Value ETF	34,000	1,583,720
		5,260,108
Mid Cap Blend - 4.18%
iShares Russell Midcap Index Fund	23,000	1,834,020
Vanguard Extended Market ETF	60,000	2,497,800
Vanguard Mid-Cap ETF	60,000	3,468,600
		7,800,420
Small Cap Blend - 1.99%
iShares Russell 2000 Index Fund	32,000	1,926,080
Vanguard Small Cap ETF	32,000	1,773,440
		3,699,520
Speciality - 4.20%
Market Vectors-Gold Miners ETF	10,000	407,200
SPDR KBW Bank ETF	21,000	484,260
SPDR S&P Biotech Sector Fund	21,000	1,160,880
SPDR Technology Select Sector Fund	63,000	1,318,590
Vanguard Total World Stock Market ETF	82,000	4,457,520
		7,828,450

Total Equity Funds (cost $79,748,430)		82,822,052

	Principal ($)	Value
Corporate Bonds - 7.70%
Agilent Technologies, Inc. 6.50%, due 11/1/17	$ 1,475,000	1,605,641
Alcoa, Inc. 5.87%, due 2/23/22	1,762,000	1,643,065
Alcoa, Inc. 6.00%, due 1/15/12	1,915,000	2,013,048
Bunge, Ltd. Financial 8.50%, due 6/15/19	779,000	906,515
Chevron Phillips Chemical 8.25%, due 6/15/19 **	1,120,000	1,336,306
Mutual of Omaha Insurance Co. 6.80%, due 6/15/36 **	2,000,000	1,893,220
Enogex, LLC 6.25%, due 3/15/20 **	2,180,000	2,210,497
Sunoco, Inc. 4.875%, due 10/15/14	644,000	658,065
Timken Co. 6.00%, due 9/15/14	700,000	751,562
Westar Energy, Inc. 6.00%, due 7/1/14	1,207,000	1,336,692
Total Corporate Bonds (cost $12,826,556)		14,354,611

	Shares	Value
Money Market Funds - 1.62%
Goldman Sachs Prime Obligation Fund	3,027,147	3,027,147
Total Money Market Funds (cost $3,027,147)		3,027,147

Total Investments (cost $179,728,848) (a) - 100.30%		$ 187,042,223
Liabilities In Excess of Other Assets - (0.30)%		(538,590)
NET ASSETS - 100.00%		$ 186,503,633

* Non-income producing security
** 144A Security.

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
DJ - Dow Jones
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 10,697,063
	Unrealized depreciation:	(3,383,688)
	Net unrealized appreciation:	$ 7,313,375

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2010 for the Fund’s assets and liabilities measured at fair value:

The Fund did not hold any Level 3 securities during the period.

AdvisorOne Funds - Descartes Fund
Schedule of Investments
January 31, 2010 (Unaudited)
	Shares	Value
Common Stocks - 2.65%
Diversified Companies - 2.65%
Berkshire Hathaway, Inc. - Class A*	15	$ 1,719,000
Berkshire Hathaway, Inc. - Class A*	21,000	1,605,030
Total Common Stocks (cost $3,428,300)		3,324,030

Bond Funds - 5.68%
iShares iBoxx Investment Grade Corporate Bond Fund	33,000	3,479,850
iShares iBoxx $ High Yield Corporate Bond Fund	21,500	1,853,730
SPDR Barclays Capital High Yield Bond ETF	46,000	1,788,480
Total Bond Funds (cost $6,684,825)		7,122,060

Equity Funds - 89.82%
Commodity Funds - 2.46%
iPath Dow Jones-AIG Commodity Index Total Return ETN *	16,000	622,400
PowerShares DB Agriculture Fund *	76,000	1,922,800
PowerShares DB Commodity Index Tracking Fund *	24,000	544,560
		3,089,760
Emerging Markets - 18.00%
iShares FTSE/Xinhua China 25 Index Fund	15,500	594,580
iShares MSCI All Country Asia ex Japan Index Fund	19,500	1,015,365
iShares MSCI Brazil Index Fund	21,000	1,358,280
iShares MSCI Emerging Markets Index Fund	150,000	5,739,000
iShares MSCI Emerging Markets Infrastructure Index Fund	1,000	29,500
iShares MSCI Taiwan Index Fund	188,000	2,269,160
iShares S&P Latin America 40 Index Fund	137,500	5,860,250
SPDR S&P Emerging Asia Pacific ETF	58,500	4,004,910
SPDR S&P Emerging Europe ETF	2,000	85,460
Vanguard Emerging Markets ETF	42,000	1,607,760
		22,564,265
International Equity - 5.85%
iShares MSCI Australia Index Fund	50,000	1,055,000
iShares MSCI Canada Index Fund	45,500	1,112,020
iShares MSCI EAFE Index Fund	2,000	104,960
iShares MSCI Hong Kong Index Fund	251,000	3,672,130
iShares MSCI Japan Small Cap Index Fund	11,000	446,160
iShares MSCI Singapore Index Fund	74,000	797,720
SPDR Russell/Normura Small Cap Japan ETF	4,000	151,400
		7,339,390
Large Cap Blend - 8.71%
iShares Morningstar Large Core Index Fund	35,000	2,176,650
iShares S&P 500 Index Fund	30,000	3,235,200
Rydex Russell Top 50 ETF	30,500	2,457,690
SPDR S&P 500 ETF	12,800	1,374,336
Vanguard Mega Cap 300 ETF	45,000	1,671,300
		10,915,176
Large Cap Growth - 12.45%
iShares Morningstar Large Growth Index Fund	3,000	165,300
iShares Russell 1000 Growth Index Fund	203,800	9,702,918
iShares Russell 3000 Growth Index Fund	46,000	1,786,180
Vanguard Mega Cap 300 Growth ETF	99,000	3,955,446
		15,609,844
Large Cap Value - 4.97%
iShares Russell 1000 Value Index Fund	51,000	2,844,270
iShares S&P 500 Value Index Fund	46,000	2,386,940
Vanguard Mega Cap 300 Value ETF	29,000	994,990
		6,226,200
Mid Cap Blend - 4.18%
iShares Morningstar Mid Core Index Fund	46,000	3,010,700
iShares Russell Midcap Index Fund	28,000	2,232,720
		5,243,420
Mid Cap Growth - 4.62%
iShares Russell Midcap Growth Index Fund	133,000	5,789,490

Small Cap Blend - 1.66%
iShares Russell 2000 Index Fund	34,500	2,076,555

Small Cap Growth - 4.71%
iShares Morningstar Small Growth Index Fund	10,000	616,700
iShares Russell 2000 Growth Index Fund	81,000	5,282,820
		5,899,520
Speciality - 22.21%
iShares DJ U.S. Insurance Index Fund	53,000	1,413,510
iShares Dow Jones US Basic Materials Sector Index Fund	68,500	3,750,375
iShares S&P Global Energy Sector Index Fund	152,500	5,095,025
iShares S&P Global Technology Sector Index Fund	138,000	7,222,920
iShares S&P North American Technology-Software Index Fund *	70,000	3,067,400
iShares S&P US Preferred Stock Index Fund	22,000	815,320
PowerShares DB US Dollar Index Bullish Fund	40,000	938,000
PowerShares Water Resources Portfolio	34,000	539,240
Rydex S&P Equal Weight Technology ETF	7,000	293,020
SPDR Consumer Discretionary Select Sector Fund	31,000	896,520
SPDR Technology Select Sector Fund	182,000	3,809,260
		27,840,590

Total Equity Funds (cost $126,570,569)		112,594,210

Money Market Funds - 1.72%
Goldman Sachs Prime Obligation Fund	2,151,910	2,151,910
Total Money Market Funds (cost $2,151,910)		2,151,910

Total Investments (cost $138,835,604) (a) - 99.87%		$ 125,192,210
Assets In Excess of Other Liabilities - 0.13%		165,579
NET ASSETS - 100.00%		$ 125,357,789

*Non-income producing security

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
DJ - Dow Jones
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 3,032,796
	Unrealized depreciation:	(16,676,190)
	Net unrealized depreciation:	$ (13,643,394)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2010 for the Fund’s assets and liabilities measured at fair value:

The Fund did not hold any Level 3 securities during the period.

AdvisorOne Funds - Select Allocation Fund
Schedule of Investments
January 31, 2010 (Unaudited)
	Shares	Value
Common Stocks - 1.89%
Diversified Companies - 1.89%
Berkshire Hathaway, Inc. - Class A*	10	$ 1,146,000
Berkshire Hathaway, Inc. - Class B*	21,500	1,643,245
Total Common Stocks (cost $2,638,319)		2,789,245

Bond Funds - 14.61%
iShares Barclays Credit Bond Fund	60,000	6,157,200
iShares iBoxx $ High Yield Corporate Bond Fund	65,000	5,604,300
iShares iBoxx $ Investment Grade Corporate Bond Fund	30,000	3,163,500
SPDR Barclays Capital High Yield Bond ETF	150,000	5,832,000
Vanguard Short Term Bond ETF	5,000	401,700
Vanguard Total Bond Market ETF	5,000	397,950
Total Bond Funds (cost $19,596,537)		21,556,650

Equity Funds - 72.37%
Commodity Funds - 5.12%
iShares S&P GSCI Commodity Indexed Trust*	20,000	584,800
PowerShares DB Agriculture Fund*	20,000	506,000
PowerShares DB Base Metals Fund *	60,000	1,188,000
PowerShares DB Commodity Index Tracking Fund*	20,000	453,800
PowerShares DB Gold Fund*	60,000	2,324,400
PowerShares DB Precious Metals Fund*	60,000	2,217,600
PowerShares DB Silver Fund*	10,000	287,900
		7,562,500
Emerging Markets - 22.14%
iShares FTSE/Xinhua China 25 Index Fund	50,000	1,918,000
iShares MSCI Brazil Index Fund	34,000	2,199,120
iShares MSCI Emerging Markets Index Fund	190,000	7,269,400
iShares S&P Asia 50 Index Fund	34,000	1,271,940
iShares S&P Latin America 40 Index Fund	190,000	8,097,800
SPDR S&P BRIC 40 ETF	92,000	2,096,689
SPDR S&P China ETF	50,000	3,283,000
SPDR S&P Emerging Asia Pacific ETF	34,000	2,327,640
Vanguard Emerging Markets ETF	110,000	4,210,800
		32,674,389
International Equity - 5.76%
iShares MSCI Australia Index Fund	40,000	844,000
iShares MSCI Canada Index Fund	97,000	2,370,680
iShares MSCI Germany Index Fund	10,000	203,400
iShares MSCI Hong Kong Index Fund	44,000	643,720
iShares MSCI Pacific ex-Japan Index Fund	90,000	3,436,200
Vanguard Pacific ETF	20,000	1,007,400
		8,505,400
Large Cap Blend - 13.75%
iShares S&P 500 Index Fund	55,000	5,931,200
SPDR S&P 500 ETF	55,000	5,905,350
Vanguard Large-Cap ETF	84,000	4,109,280
Vanguard Total Stock Market ETF	80,000	4,348,800
		20,294,630
Large Cap Growth - 5.39%
iShares Russell 1000 Growth Index Fund	60,000	2,856,600
PowerShares QQQ	60,000	2,567,400
Vanguard Growth ETF	50,000	2,531,000
		7,955,000
Large Cap Value - 2.31%
DIAMOND Trust, Series I	20,000	2,011,000
Vanguard Value ETF	30,000	1,397,400
		3,408,400
Mid Cap Blend - 4.04%
Vanguard Extended Market ETF	60,000	2,497,800
Vanguard Mid-Cap ETF	60,000	3,468,600
		5,966,400
Small Cap Blend - 2.35%
iShares Russell 2000 Index Fund	30,000	1,805,700
Vanguard Small Cap ETF	30,000	1,662,600
		3,468,300
Speciality - 11.51%
iShares Dow Jones US Broker Dealers Index Fund	10,000	261,000
iShares S&P Global Energy Sector Index Fund	33,000	1,102,530
iShares S&P Global Industrials Sector Index Fund	34,000	1,475,600
iShares S&P Global Materials Sector Index Fund	30,000	1,680,000
Market Vectors Coal ETF	40,000	1,314,000
Market Vectors Gold Miners ETF*	30,000	1,221,600
SPDR Consumer Staples Select Sector Fund	50,000	1,310,000
SPDR Health Care Select Sector Fund	60,000	1,877,400
SPDR Industrial Select Sector Fund	20,000	546,800
SPDR KBW Capital Markets ETF	20,000	693,200
SPDR Materials Select Sector Fund	40,000	1,206,400
SPDR S&P Biotech ETF	55,000	3,040,400
SPDR Technology Select Sector Fund	60,000	1,255,800
		16,984,730

Total Equity Funds (cost $106,767,346)		106,819,749

	Principal ($)	Value
Corporate Bonds - 9.58%
Agilent Technologies, Inc. 6.50%, due 11/1/17	$ 1,160,000	1,262,741
Alcoa, Inc. 5.87%, due 2/23/22	1,719,000	1,602,968
Alcoa, Inc., 6.00%, due 1/15/12	1,779,000	1,870,085
Alcoa, Inc. 6.75%, due 7/15/18	743,000	746,752
Bunge, Ltd. Financial 8.50%, due 6/15/19	712,000	828,547
Chevron Phillips Chemical 8.25%, due 6/15/19 **	1,112,000	1,326,761
Corning, Inc. 7.25%, due 8/15/36	785,000	819,312
Enogex, LLC 6.25%, 3/15/20 **	1,450,000	1,470,286
Mutual of Omaha 6.80%, due 6/15/36 **	1,615,000	1,528,775
Nordstrom, Inc. 7.00%, due 1/15/38	1,802,000	2,041,882
Sunoco, Inc. 4.875%, due 10/15/14	623,000	636,606
Total Corporate Bonds (cost $11,918,566)		14,134,715

	Shares	Value
Money Market Funds - 1.60%
Goldman Sachs Prime Obligation Fund	2,357,384	2,357,384
Total Money Market Funds (cost $2,357,384)		2,357,384

Total Investments (cost $143,278,152) (a) - 100.05%		$ 147,657,743
Liabilities In Excess of Other Assets - (0.05)%		(61,299)
NET ASSETS - 100.00%		$ 147,596,444

*Non-income producing security
** 144A Security.

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
DJ - Dow Jones
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 9,259,573
	Unrealized depreciation:	(4,879,982)
	Net unrealized appreciation:	$ 4,379,591

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2010 for the Fund’s assets and liabilities measured at fair value:

The Fund did not hold any Level 3 securities during the period.

AdvisorOne Funds - Liahona Fund
Schedule of Investments
January 31, 2010 (Unaudited)
	Shares	Value
Common Stocks - 0.46%
Diversified Companies - 0.46%
Berkshire Hathaway, Inc. - Class B*	5,000	$ 382,150
Total Common Stocks (cost $446,387)		382,150

Bond Funds - 33.65%
iShares Barclays 1-3 Year Credit Bond Fund	18,000	1,882,260
iShares Barclays 3-7 Year Credit Bond Fund	6,000	672,240
iShares Barclays Intermediate Credit Bond Fund	10,000	1,042,900
iShares Barclays Aggregate Bond Fund	16,000	1,674,400
iShares Barclays Credit Bond Fund	45,500	4,669,210
iShares iBoxx $ High Yield Corporate Bond Fund	48,500	4,181,670
iShares iBoxx $ Investment Grade Corporate Bond Fund	81,300	8,573,085
PIMCO 1-5 Year US TIPS Index Fund	8,000	414,240
SPDR Barclays Capital High Yield Bond ETF	62,000	2,410,560
SPDR Barclays Capital International Treasury Bond ETF	37,000	2,072,000
Total Bond Funds (cost $27,372,810)		27,592,565

Equity Funds - 62.81%
Commodity Funds - 0.96%
PowerShares DB Agriculture Fund *	31,000	784,300

Emerging Markets - 6.58%
iShares MSCI All Country Asia ex Japan Index Fund	19,000	989,330
iShares MSCI Brazil Index Fund	3,000	194,040
iShares MSCI Emerging Markets Index Fund	24,000	918,240
iShares MSCI Taiwan Index Fund	35,000	422,450
iShares S&P Emerging Markets Infrastructure Index Fund	3,000	88,500
iShares S&P Latin America 40 Index Fund	9,000	383,580
SPDR S&P Emerging Asia Pacific ETF	9,000	616,140
Vanguard Emerging Markets ETF	46,500	1,780,020
		5,392,300
International Equity - 3.40%
iShares MSCI Canada Index Fund	30,000	733,200
iShares MSCI Hong Kong Index Fund	75,000	1,097,250
iShares MSCI Japan Index Fund	57,000	560,880
iShares MSCI Japan Small Cap Index Fund	6,000	243,360
SPDR Russell/Nomura Small Cap Japan ETF	4,000	151,400
		2,786,090
Large Cap Blend - 6.31%
iShares S&P 500 Index Fund	10,600	1,143,104
iShares Morningstar Large Core Index Fund	5,000	310,950
Rydex Russell Top 50 ETF	10,000	805,800
SPDR S&P 500 ETF Trust	9,500	1,020,015
Vanguard Mega Cap 300 ETF	51,000	1,894,140
		5,174,009
Large Cap Growth - 20.58%
iShares Morningstar Large Growth Index Fund	31,000	1,708,100
iShares Russell 1000 Growth Index Fund	119,000	5,665,590
iShares Russell 3000 Growth Index Fund	52,000	2,019,160
iShares S&P 500 Growth Index Fund	47,000	2,585,000
Vanguard Growth ETF	48,000	2,429,760
Vanguard Mega Cap 300 Growth ETF	62,000	2,477,148
		16,884,758
Large Cap Value - 1.93%
iShares Russell 1000 Value Index Fund	15,500	864,435
Vanguard Mega Cap 300 Value ETF	21,000	720,510
		1,584,945
Mid Cap Blend - 0.92%
iShares Morningstar Mid Core Index Fund	3,000	196,350
iShares Russell Midcap Index Fund	7,000	558,180
		754,530
Mid Cap Growth - 6.08%
iShares Morningstar Mid Growth Index Fund	19,000	1,371,230
iShares Russell Midcap Growth Index Fund	83,000	3,612,990
		4,984,220
Small Cap Blend - 1.21%
iShares Russell 2000 Index Fund	16,500	993,135

Small Cap Growth - 4.95%
iShares Morningstar Small Growth Index Fund	6,000	370,020
iShares Russell 2000 Growth Index Fund	56,500	3,684,930
		4,054,950
Speciality - 9.89%
iPath S&P 500 VIX Short-Term Futures ETN	5,000	158,250
iShares DJ U.S. Basic Materials Sector Index Fund	15,000	821,250
iShares DJ U.S. Insurance Index Fund	22,000	586,740
iShares S&P Global Energy Sector Index Fund	78,000	2,605,980
iShares S&P Global Technology Sector Index Fund	34,000	1,779,560
iShares S&P North American Technology-Software Index Fund*	14,000	613,480
iShares S&P US Preferred Stock Index Fund	21,000	778,260
SPDR Consumer Discretionary Select Sector Fund	8,000	231,360
SPDR DJ Global Titans ETF	500	26,930
Vanguard Information Technology Index Fund	10,000	503,800
		8,105,610

Total Equity Funds (cost $54,011,174)		51,498,847

Money Market Funds - 8.12%
Goldman Sachs Prime Obligation Fund	6,654,836	6,654,836
Total Money Market Funds (cost $6,654,836)		6,654,836

Total Investments (cost $88,485,207) (a) - 105.04%		$ 86,128,398
Liabilities In Excess of Other Assets - (5.04)%		(4,133,699)
NET ASSETS - 100.00%		$ 81,994,699

*Non-income producing security

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
DJ - Dow Jones
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 2,114,806
	Unrealized depreciation:	(4,471,615)
	Net unrealized depreciation:	$ (2,356,809)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2010 for the Fund’s assets and liabilities measured at fair value:

The Fund did not hold any Level 3 securities during the period.

AdvisorOne Funds - Enhanced Income Fund
Schedule of Investments
January 31, 2010 (Unaudited)
	Shares	Value
Bond Funds - 19.34%
iShares Barclays TIPS Bond Fund	5,500	$ 580,195
iShares iBoxx $ High Yield Corporate Bond Fund	36,000	3,103,920
Total Bond Funds (cost $3,734,489)		3,684,115

Equity Funds - 74.53%
Emerging Markets - 7.43%
iShares MSCI Emerging Markets Index Fund	37,000	1,415,620

Large Cap Blend - 29.87%
SPDR S&P 500 ETF Trust	53,000	5,690,610

Mid Cap Blend - 5.55%
SPDR Mid Cap 400 ETF Trust	8,300	1,058,250

Small Cap Blend - 6.63%
iShares Russell 2000 Index Fund	21,000	1,263,990

Speciality - 25.04%
ProShares Short S&P 500	76,000	4,136,680
SPDR Energy Select Sector Fund	4,100	223,819
SPDR S&P Biotech ETF	3,000	165,840
SPDR S&P Metals & Mining ETF	1,000	46,140
SPDR Semiconductor Holders Trust	8,000	198,080
		4,770,559

Total Equity Funds (cost $14,468,604)		14,199,029

Money Market Funds - 14.90%
Goldman Sachs Prime Obligation Fund	2,838,962	2,838,962
Total Money Market Funds (cost $2,838,962)		2,838,962

Total Investments (cost $21,042,055) (a) - 108.77%		$ 20,722,106
Liabilities In Excess of Other Assets - (8.77)%		(1,669,489)
NET ASSETS - 100.00%		$ 19,052,617

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
DJ - Dow Jones
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 156,964
	Unrealized depreciation:	(476,913)
	Net unrealized depreciation:	$ (319,949)

Schedule of Call Options Written	Contracts**	Value
SPDR Energy Select Sector Fund Call	5	$ 15
February 2010, Exercise Price $63
iShares MSCI Emerging Markets Index Fund Call	218	654
February 2010, Exercise Price $46
iShares MSCI Emerging Markets Index Fund Call	50	50
February 2010, Exercise Price $48
iShares Russell 2000 Index Fund Call	150	150
February 2010, Exercise Price $69
ProShares Short S&P 500 Call	200	12,000
February 2010, Exercise Price $56
ProShares Short S&P 500 Call	400	16,000
February 2010, Exercise Price $57
SPDR Semiconductor Holders Trust Call	40	40
February 2010, Exercise Price $30
SPDR S&P 500 ETF Trust Call	30	60
February 2010, Exercise Price $119
SPDR S&P 500 ETF Trust Call	200	400
February 2010, Exercise Price $120
SPDR Mid Cap 400 ETF Trust Call	14	140
February 2010, Exercise Price $140

Total Call Options Written (Proceeds $29,939)		$ 29,509

** Each option contract allows the holder of the option to purchase or sell 50 or 100 shares of the underlying security.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Options contracts listed on securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on in inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2010 for the Fund’s assets and liabilities measured at fair value:

The Fund did not hold any Level 3 securities during the period.

AdvisorOne Funds - Flexible Income Fund
Schedule of Investments
January 31, 2010 (Unaudited)
	Shares	Value
Bond Funds - 49.27%
iShares Barclays Aggregate Bond Fund	15,000	$ 1,569,750
iShares Barclays Intermediate Credit Bond Fund	2,575	268,547
iShares Barclays Credit Bond Fund	22,160	2,274,059
iShares Barclays Agency Bond Fund	1,525	165,737
iShares iBoxx $ High Yield Corporate Bond Fund	11,175	963,509
iShares iBoxx $ Investment Grade Corporate Bond Fund	21,825	2,301,446
SPDR Barclays Capital Aggregate Bond ETF	2,000	110,480
Vanguard Total Bond Market ETF	19,650	1,563,944
SPDR Barclays Capital High Yield Bond ETF	25,650	997,272
Total Bond Funds (cost $10,176,304)		10,214,744

	Principal ($)	Value
Corporate Bonds - 1.40%
Enogex, LLC, 6.25%, due 3/15/20 **	$ 100,000	101,399
Mutual of Omaha, 6.80%, due 6/15/36 **	200,000	189,322
Total Corporate Bonds (cost $275,720)		290,721

U.S. Government and Agency Obligations - 30.61%
Fannie Mae Benchmark, 6.00%, due 1/25/32	225,000	235,609
Federal Home Loan Bank, 1.875%, due 12/28/12	75,000	74,946
Federal Home Loan Bank, 2.50%, due 12/23/13	400,000	400,468
Federal Home Loan Bank, 2.85%, due 12/30/14	150,000	148,896
Federal Home Loan Bank, 3.625%, due 10/14/16	250,000	247,433
Federal Home Loan Bank, 3.75%, due 10/28/16	75,000	74,444
FGLMC, 6.50%, due 3/1/39	499,428	538,968
FGLMC, 6.50%, due 9/1/38	460,833	497,266
FNCL, 5.00%, due 10/1/39	98,659	102,513
FNCL, 6.50%, due 10/1/39	199,049	215,067
FNCL, 6.50%, due 12/1/37	135,496	146,240
FNCL, 6.50%, due 7/1/37	175,090	188,974
Freddie Mac, 2.50%, due 2/11/14	200,000	199,894
Freddie Mac, 4.00%, due 7/12/17	25,000	24,851
United States Treasury Note, 2.125%, due 11/30/14	1,475,000	1,465,493
United States Treasury Note, 2.375%, due 10/31/14	125,000	125,781
United States Treasury Note, 2.375%, due 9/30/14	25,000	25,199
United States Treasury Note, 2.625%, due 6/30/14	100,000	102,355
United States Treasury Note, 2.75%, due 10/31/13	175,000	181,337
United States Treasury Note, 4.00%, due 2/15/15	25,000	26,997
United States Treasury Note, 4.125%, due 5/15/15	350,000	379,490
United States Treasury Note, 4.25%, due 11/15/13	175,000	191,297
United States Treasury Note, 4.25%, due 11/15/17	575,000	614,329
United States Treasury Note, 4.75%, due 5/15/14	125,000	139,312
Total U.S. Government and Agency Obligations (cost $6,342,668)		6,347,159

	Shares	Value
Money Market Funds - 25.63%
Goldman Sachs Prime Obligation Fund	5,314,649	5,314,649
Total Money Market Funds (cost $5,314,649)		5,314,649

Total Investments (cost $22,109,341) (a) - 106.91%		$ 22,167,273
Liabilities In Excess of Other Assets - (6.91)%		(1,432,758)
NET ASSETS - 100.00%		$ 20,734,515

** 144A Security.

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
DJ - Dow Jones
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 92,531
	Unrealized depreciation:	(34,599)
	Net unrealized appreciation:	$ 57,932

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2010 for the Fund’s assets and liabilities measured at fair value:

The Fund did not hold any Level 3 securities during the period.

AdvisorOne Funds - Select Appreciation Fund
Schedule of Investments
January 31, 2010 (Unaudited)
	Shares	Value
Bond Funds - 1.87%
iShares iBoxx $ High Yield Corporate Bond Fund	4,500	$ 387,990
Total Bond Funds (cost $390,279)		387,990

Equity Funds - 97.65%
Commodity - 4.82%
PowerShares DB Base Metals Fund	12,000	237,600
PowerShares DB Commodity Index Tracking Fund	6,000	136,140
PowerShares DB Gold Fund	6,000	232,440
PowerShares DB Precious Metals Fund	6,000	221,760
PowerShares DB Silver Fund	6,000	172,740
		1,000,680
Emerging Markets - 25.13%
iShares FTSE/Xinhua China 25 Index Fund	10,000	383,600
iShares MSCI Brazil Index Fund	5,000	323,400
iShares S&P Asia 50 Index Fund	10,000	374,100
iShares S&P Latin America 40 Index Fund	20,000	852,400
SPDR S&P BRIC 40 ETF	20,000	455,802
SPDR S&P China ETF	10,000	656,600
SPDR S&P Emerging Asia Pacific ETF	15,000	1,026,900
Vanguard Emerging Markets ETF	30,000	1,148,400
		5,221,202
International Equity - 4.75%
iShares MSCI Canada Index Fund	8,000	195,520
iShares MSCI Pacific ex-Japan Index Fund	10,000	381,800
Vanguard FTSE All-World ex-US ETF	10,000	410,700
		988,020
Large Cap Blend - 24.10%
iShares S&P 500 Index Fund	17,000	1,833,280
SPDR S&P 500 ETF Trust	25,000	2,684,250
Vanguard Total Stock Market ETF	9,000	489,240
		5,006,770
Large Cap Growth - 6.75%
iShares Russell 1000 Growth Index Fund	7,000	333,270
PowerShares QQQ	25,000	1,069,750
		1,403,020
Mid Cap Blend - 9.09%
Vanguard Extended Market ETF	19,000	790,970
Vanguard Mid Cap ETF	19,000	1,098,390
		1,889,360
Large Cap Value - 9.67%
Diamonds Trust Series I	20,000	2,011,000

Small Cap Blend - 8.35%
iShares Russell 2000 Index Fund	15,000	902,850
Vanguard Small Cap ETF	15,000	831,300
		1,734,150
Speciality - 4.99%
SPDR Consumer Staples Select Sector Fund	10,000	262,000
SPDR Health Care Select Sector Fund	15,000	469,350
SPDR KBW Capital Markets ETF	4,000	138,640
SPDR S&P Biotech ETF	3,000	165,840
		1,035,830

Total Equity Funds (cost $21,362,765)		20,290,032

Money Market Funds - 8.55%
Goldman Sachs Prime Obligation Fund	1,775,944	1,775,944
Total Money Market Funds (cost $1,775,944)		1,775,944

Total Investments (cost $23,528,988) (a) - 108.07%		$ 22,453,966
Liabilities In Excess of Other Assets - (8.07)%		(1,675,899)
NET ASSETS - 100.00%		$ 20,778,067

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
DJ - Dow Jones
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 15,812
	Unrealized depreciation:	(1,090,834)
	Net unrealized depreciation:	$ (1,075,022)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on in inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2010 for the Fund’s assets and liabilities measured at fair value:

The Fund did not hold any Level 3 securities during the period.

AdvisorOne Funds - Reservoir Fund
Schedule of Investments
January 31, 2010 (Unaudited)
	Shares	Value
Money Market Funds - 74.74%
Goldman Sachs Prime Obligation Fund	2,996,093	$ 2,996,093
Total Money Market Funds (cost $2,996,093)		2,996,093

	Principal ($)	Value
U.S. Government and Agency Obligations - 24.88%
US Treasury Bill 0.25%, due 12/16/10	$ 1,000,000	997,409
Total U.S Government and Agency Obligations (cost $997,409)		997,409

Total Investments (cost $3,993,502) (a) - 99.62%		$ 3,993,502
Assets In Excess of Other Liabilities - 0.38%		14,936
NET ASSETS - 100.00%		$ 4,008,438

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ -
	Unrealized depreciation:	-
	Net unrealized appreciation:	$ -

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2010 for the Fund’s assets and liabilities measured at fair value:

The Fund did not hold any Level 3 securities during the period.

AdvisorOne Funds - Shelter Fund
Schedule of Investments
January 31, 2010 (Unaudited)
	Shares	Value
Bond Funds - 4.01%
iShares Barclays 1-3 Year Treasury Bond Fund	1,200	$ 100,332
Total Bond Funds (cost $100,249)		100,332

Equity Funds - 93.12%
Commodity - 0.07%
PowerShares DB Commodity Index Tracking Fund *	75	1,702

Emerging Markets - 17.92%
iShares MSCI Emerging Markets Index Fund	11,725	448,599

International Equity - 5.07%
iShares MSCI EAFE Index Fund	1,950	102,336
Vanguard Total World Stock Index Fund	600	24,534
		126,870
Large Cap Blend - 22.43%
iShares S&P 500 Index Fund	700	75,488
SPDR S&P 500 ETF	4,525	485,849
		561,337
Large Cap Growth - 18.64%
iShares Russell 1000 Growth Index Fund	9,775	465,388
Powershares QQQ	25	1,070
		466,458
Large Cap Value - 3.49%
Vanguard Value ETF	1,875	87,337

Mid Cap Blend - 10.68%
Vanguard Mid-Cap ETF	4,625	267,371

Mid Cap Growth - 6.39%
iShares Russell Midcap Growth Index Fund	3,675	159,973

Small Cap Blend - 5.17%
iShares Russell 2000 Index Fund	2,150	129,408

Specialty - 3.26%
Vanguard Total World Stock Market ETF	1,500	81,540

Total Equity Funds (cost $2,429,517)		2,330,595

Money Market Funds - 22.32%
Goldman Sachs Prime Obligation Fund	558,720	558,720
Total Money Market Funds (cost $558,720)		558,720

Total Investments (cost $3,088,486) (a) - 119.45%		$ 2,989,647
Liabilities In Excess of Other Assets - (19.45)%		(486,745)
NET ASSETS - 100.00%		$ 2,502,902

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
DJ - Dow Jones
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 83
	Unrealized depreciation:	(98,922)
	Net unrealized depreciation:	$ (98,839)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2010 for the Fund’s assets and liabilities measured at fair value:

The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

/s/ W. Patrick Clarke

       W. Patrick Clarke, President

Date

3/30/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ W. Patrick Clarke

        W. Patrick Clarke, President

Date

3/30/10

By (Signature and Title)

       Andrew Rogers, Treasurer

Date

3/30/10